N-2	12 Months Ended
Mar. 31, 2025 shares
Cover [Abstract]
Entity Central Index Key	0002041398
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Private Secondary Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
For the Period December 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.27
Activity from investment operations:
Net investment income/(loss)[1]	(0.06)
Net realized and unrealized gain/(loss) on investments	1.91
Total from investment operations	1.85

Net Asset Value per share, end of period	$13.12

Net Assets, end of year (in thousands)	$1,164

Ratios to average net assets:
Net investment income (loss)[2,3]	(1.56)%

Gross expenses[4]	9.24%
Expense Recoupment/(Reimbursement)[4]	(6.45)%
Net expenses[5]	2.79%

Total Return[6]	16.42%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.47% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 1.47% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on December 1, 2024.
For the Period December 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.27
Activity from investment operations:
Net investment income/(loss)[1]	(0.09)
Net realized and unrealized gain/(loss) on investments	1.91
Total from investment operations	1.82

Net Asset Value per share, end of period	$13.09

Net Assets, end of year (in thousands)	$1,161

Ratios to average net assets:
Net investment income (loss)[2,3]	(2.26)%

Gross expenses[4]	9.25%
Expense Recoupment/(Reimbursement)[4]	(5.76)%
Net expenses[5]	3.49%

Total Return[6]	16.15%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.47% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 1.47% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on December 1, 2024.
For the Period September 4, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	(0.06)
Net realized and unrealized gain/(loss) on investments	3.18
Total from investment operations	3.12

Net Asset Value per share, end of period	$13.12

Net Assets, end of period (in thousands)	$38,629

Ratios to average net assets:
Net investment income (loss)[2,3]	(0.09)%

Gross expenses[4]	10.79%
Expense Recoupment/(Reimbursement)[4]	(9.76)%
Net expenses[5]	1.03%

Total Return[6]	31.20%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.58% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 2.58% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Commencement of Operations

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund will seek to achieve its investment objective through a tactically constructed portfolio of private equity investments, primarily through privately negotiated transactions on the secondary market (“Secondary Investments”). The Fund will make Secondary Investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other private equity investments that the Adviser determines to have a similar risk/return profile (collectively, “Private Equity Investments”). The Fund may invest in Private Equity Investments on a global basis across developed and emerging countries, with an emphasis on North America and Western Europe.

Secondary Investments include both traditional limited partner (“LP”) secondary investments and general partner (“GP/Structured”) secondary investments. LP Secondary Investments involve the acquisition of one or more existing individual Portfolio Fund interests at a privately negotiated price from one or more selling limited partners. The Fund will primarily focus on mature, largely funded positions that are typically acquired at a discount to fair value as reported by the relevant Portfolio Fund Manager where possible. GP/Structured Secondary Investments primarily include investments in continuation vehicles fund led recapitalizations and tender offers related to Portfolio Funds, as well as the direct acquisition of equity interest in one or more private companies completed in partnership with Portfolio Fund Managers.

Risk Factors [Table Text Block]

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 10 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R Shares and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

The Fund has total capital committed of $50,000,000 as of March 31, 2025. Since the commencement of operations of the Fund on September 4, 2024, $34,200,000 capital has been called comprising 68.4% of the total capital committed. The Fund currently has unfunded capital commitments of $15,800,000.

Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $47,152,987)	$53,813,780
Cash	3,275,000
Receivable from Adviser	841,942
Total Assets	57,930,722

Liabilities
Proceeds from issuance of shares received in advance	16,485,000
Deferred tax liability payable	184,426
Audit fees payable	135,000
Offering costs payable	79,442
Accounting and administration fees payable	31,208
Organizational fees payable	23,089
Custody fees payable	11,372
Transfer agent fees payable	3,000
Other accrued expenses	24,255
Total Liabilities	16,976,792

Commitments and contingencies (see Notes 6 and 9)

Net Assets	$40,953,930

Composition of Net Assets:
Paid-in capital	$34,200,000
Total distributable earnings	6,753,930
Net Assets	$40,953,930

Net Assets Attributable to:
Class I Shares	$1,163,933
Class R Shares	1,161,229
Class Y Shares	38,628,768
$40,953,930

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	88,732
Class R Shares	88,732
Class Y Shares	2,943,798
3,121,262

Net Asset Value per Share:
Class I Shares	$13.12
Class R Shares	$13.09
Class Y Shares	$13.12

Outstanding Security, Authorized [Shares]	3,121,262
Certain Risk Factors and Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period December 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.27
Activity from investment operations:
Net investment income/(loss)[1]	(0.06)
Net realized and unrealized gain/(loss) on investments	1.91
Total from investment operations	1.85

Net Asset Value per share, end of period	$13.12

Net Assets, end of year (in thousands)	$1,164

Ratios to average net assets:
Net investment income (loss)[2,3]	(1.56)%

Gross expenses[4]	9.24%
Expense Recoupment/(Reimbursement)[4]	(6.45)%
Net expenses[5]	2.79%

Total Return[6]	16.42%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.47% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 1.47% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on December 1, 2024.

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	88,732
Class R Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period December 1, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.27
Activity from investment operations:
Net investment income/(loss)[1]	(0.09)
Net realized and unrealized gain/(loss) on investments	1.91
Total from investment operations	1.82

Net Asset Value per share, end of period	$13.09

Net Assets, end of year (in thousands)	$1,161

Ratios to average net assets:
Net investment income (loss)[2,3]	(2.26)%

Gross expenses[4]	9.25%
Expense Recoupment/(Reimbursement)[4]	(5.76)%
Net expenses[5]	3.49%

Total Return[6]	16.15%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.47% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 1.47% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on December 1, 2024.

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	88,732
Class Y Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period September 4, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	(0.06)
Net realized and unrealized gain/(loss) on investments	3.18
Total from investment operations	3.12

Net Asset Value per share, end of period	$13.12

Net Assets, end of period (in thousands)	$38,629

Ratios to average net assets:
Net investment income (loss)[2,3]	(0.09)%

Gross expenses[4]	10.79%
Expense Recoupment/(Reimbursement)[4]	(9.76)%
Net expenses[5]	1.03%

Total Return[6]	31.20%[7]

Portfolio turnover rate	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.58% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, the expense ratios would have increased by 2.58% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Commencement of Operations

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	2,943,798